Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Deferred tax asset (liability)	$ 0	$ 0	$ 0
Non-capital losses [Member]
Statement [Line Items]
Deferred tax assets	6,401,000	4,703,000	3,741,000
Equipment and other [Member]
Statement [Line Items]
Deferred tax assets	223,000	78,000	76,000
Temporary differences relating to intellectual property costs [Member]
Statement [Line Items]
Deferred tax assets	0	136,000	136,000
Foreign tax credit [Member]
Statement [Line Items]
Deferred tax assets	412,000	412,000	412,000
Un-deducted SR&ED expenditure pool [Member]
Statement [Line Items]
Deferred tax assets	412,000	320,000	320,000
Investment tax credit [Member]
Statement [Line Items]
Deferred tax assets	196,000	161,000	239,000
Share issuance costs [Member]
Statement [Line Items]
Deferred tax assets	156,000	113,000	100,000
Unrecognized deferred tax assets [Member]
Statement [Line Items]
Deferred tax asset (liability)	$ (7,800,000)	$ (5,923,000)	$ (5,024,000)